Financial risk management	12 Months Ended
Oct. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Financial risk management [Text Block]

20. Financial risk management

(a) Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in foreign exchange rates. The Company is exposed to currency risk to the extent that it incurs expenses and issues convertible debentures denominated in Canadian dollars (CDN). The Company manages currency risk by monitoring the Canadian dollar position of these monetary financial instruments on a periodic basis throughout the course of the reporting period.

As at October 31, 2022, and October 31, 2021, balances that are denominated in CDN are as follows:

	As at	As at
	October 31,	October 31,
	2022	2021
	CDN	CDN
Cash	$15,715	$55,950
Other receivables	$13,832	$7,422
Trade payables and other liabilities	$393,978	$425,549
Convertible debentures	$2,810,362	$1,093,684
Debenture payable	$51,500	$51,500
Derivative liabilities	$601,696	$693,143
Long-term loan	$60,000	$60,000

A 10% strengthening of the US dollar against the CDN would decrease net loss and comprehensive loss by $257,995 as at October 31, 2022 (October 31, 2021 - decrease net loss and comprehensive loss by $166,047). A 10% weakening of the USD against the CDN would have the opposite effect of the same magnitude.

(b) Interest rate risk

Interest rate risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in market interest rates. The Company is exposed to interest rate risk on its interest-bearing convertible debentures. This exposure is limited due to the short-term nature of the convertible debentures.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. With the exception of the long-term loan, all financial liabilities are due within 1 year as at October 31, 2022.

(i) Trade payables

The following represents an analysis of the maturity of trade payables:

	As at	As at
	October 31,	October 31,
	2022	2021
Less than 30 days past billing date	$287,575	$384,057
31 to 90 days past billing date	-	-
Over 90 days past billing date	-	-
	$287,575	$384,057

(ii) Convertible debentures and derivative liabilities

The following represents an analysis of the maturity of the convertible debentures and derivative liabilities:

	As at October 31,			As at October 31,
	2022			2021
	Convertible	Derivative	Debenture	Convertible	Derivative	Debenture
	debentures	liabilities	payable	debentures	liabilities	payable
Less than three months	$2,440,840	$162,380	$-	$1,609,762	$238,802	$-
Three to six months	1,204,783	257,933	-	842,451	414,602	-
Six to twelve months	146,441	220,986	38,001	189	133,677	40,207
	$3,792,064	$641,299	$38,001	$2,452,402	$787,081	$40,207

(d) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company's cash. The maximum exposure to credit risk is the carrying value of these financial assets, which amounted to $33,227 as at October 31, 2022 (October 31, 2021 - $171,397). The Company reduces its credit risk by assessing the credit quality of counterparties, taking into account their financial position, past experience and other factors.

(i) Cash

The Company held cash of $33,227 at October 31, 2022 (October 31, 2021 - $171,397). The cash is held with central banks and financial institution counterparties that are highly rated. The Company has assessed no significant change in credit risk and an insignificant loss allowance.